T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO
May 31, 2021 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CONVERTIBLE BONDS 0.2%
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26  30 31
31
Energy 0.1%
Cheniere Energy, 4.25%, 3/15/45  39 32
32
Total Convertible Bonds (Cost $53) 63
CONVERTIBLE PREFERRED STOCKS 3.0%
Energy 1.3%
Targa Resources, Series A, 9.50%,
Acquisition Date: 10/30/17 - 2/10/21,
Cost $381 (1)(2) — 394
394
Health Care 0.3%
Avantor , Series A, 6.25%, 5/15/22  1 107
107
Insurance 0.1%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $25 (2)(3) — 25
25
Manufacturing 0.3%
Danaher, Series B, 5.00%, 4/15/23  — 85
85
Utilities 1.0%
American Electric Power, 6.125%,
3/15/22  2 101
American Electric Power, 6.125%,
8/15/23  1 43
NextEra Energy, 5.279%, 3/1/23  2 99
Southern, Series A, 6.75%, 8/1/22  1 70
313
Total Convertible Preferred Stocks
(Cost $833) 924
CORPORATE BONDS 93.8%
Aerospace & Defense 1.1%
Bombardier, 7.50%, 3/15/25 (4) 27 27
TransDigm , 6.25%, 3/15/26 (4) 125 132
TransDigm , 7.50%, 3/15/27  50 53
TransDigm , 8.00%, 12/15/25 (4) 125 135
347
Airlines 2.5%
American Airlines, 5.50%, 4/20/26 (4) 140 148
American Airlines, 5.75%, 4/20/29 (4) 135 145
American Airlines, 11.75%, 7/15/25 (4) 80 100
Delta Air Lines, 4.75%, 10/20/28 (4) 55 60
Delta Air Lines, 7.00%, 5/1/25 (4) 45 52
Delta Air Lines, 7.375%, 1/15/26  65 76
Par/Shares $ Value
(Amounts in 000s)
‡
Hawaiian Brand Intellectual Property,
5.75%, 1/20/26 (4) 30 32
Mileage Plus Holdings, 6.50%,
6/20/27 (4) 120 131
United Airlines, 4.625%, 4/15/29 (4) 35 36
780
Automotive 5.2%
Adient Global Holdings, 4.875%,
8/15/26 (4) 200 205
Adient U.S., 9.00%, 4/15/25 (4) 70 77
Clarios Global, 6.25%, 5/15/26 (4) 5 5
Clarios Global, 8.50%, 5/15/27 (4) 355 386
Dana, 4.25%, 9/1/30  20 21
Dana, 5.625%, 6/15/28  46 50
Dana Financing Luxembourg, 5.75%,
4/15/25 (4) 5 5
Ford Motor, 8.50%, 4/21/23  32 36
Ford Motor, 9.00%, 4/22/25  110 134
Ford Motor, 9.625%, 4/22/30  45 63
Goodyear Tire & Rubber, 5.00%,
7/15/29 (4) 60 61
Goodyear Tire & Rubber, 5.25%,
4/30/31  60 61
Goodyear Tire & Rubber, 5.25%,
7/15/31 (4) 60 61
Goodyear Tire & Rubber, 9.50%,
5/31/25  20 22
LCM Investments Holdings II, 4.875%,
5/1/29 (4) 50 51
Lithia Motors, 3.875%, 6/1/29 (4) 45 46
Meritor, 6.25%, 6/1/25 (4) 45 48
Metis Merger Sub, 6.50%, 5/15/29 (4) 45 44
Navistar International, 9.50%,
5/1/25 (4) 54 58
Tenneco, 5.00%, 7/15/26  60 59
Tenneco, 5.125%, 4/15/29 (4) 50 50
Tenneco, 5.375%, 12/15/24  30 30
Tenneco, 7.875%, 1/15/29 (4) 40 45
1,618
Banking 0.7%
Banco do Brasil , VR, 9.00% (1)(5) 200 222
222
Broadcasting 5.4%
Clear Channel Outdoor Holdings,
7.50%, 6/1/29 (4) 50 50
Clear Channel Outdoor Holdings,
7.75%, 4/15/28 (4) 115 117
Clear Channel Worldwide Holdings,
5.125%, 8/15/27 (4) 90 91
Diamond Sports Group, 5.375%,
8/15/26 (4) 35 26
Diamond Sports Group, 6.625%,
8/15/27 (4) 85 49
iHeartCommunications , 6.375%,
5/1/26  5 6
iHeartCommunications , 8.375%,
5/1/27  364 389
MDC Partners, STEP, 7.50%,
5/1/24 (4) 155 158

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Par/Shares $ Value
(Amounts in 000s)
‡
Nexstar Broadcasting, 4.75%,
11/1/28 (4) 40 41
Nexstar Broadcasting, 5.625%,
7/15/27 (4) 25 26
Nielsen Finance, 4.50%, 7/15/29 (4) 15 15
Nielsen Finance, 4.75%, 7/15/31 (4) 20 20
Nielsen Finance, 5.625%, 10/1/28 (4) 50 53
Outfront Media Capital, 4.25%,
1/15/29 (4) 15 15
Outfront Media Capital, 5.00%,
8/15/27 (4) 5 5
Outfront Media Capital, 6.25%,
6/15/25 (4) 15 16
Scripps Escrow II, 5.375%, 1/15/31 (4) 35 35
Sirius XM Radio, 4.625%, 7/15/24 (4) 25 25
Sirius XM Radio, 5.00%, 8/1/27 (4) 50 52
Sirius XM Radio, 5.375%, 7/15/26 (4) 120 124
Terrier Media Buyer, 8.875%,
12/15/27 (4) 133 143
Townsquare Media, 6.875%, 2/1/26 (4) 47 50
Univision Communications, 4.50%,
5/1/29 (4) 80 81
Univision Communications, 6.625%,
6/1/27 (4) 55 59
Univision Communications, 9.50%,
5/1/25 (4) 30 33
1,679
Building & Real Estate 1.3%
Brookfield Residential Properties,
5.00%, 6/15/29 (4) 45 45
Cushman & Wakefield U.S. Borrower,
6.75%, 5/15/28 (4) 60 65
Howard Hughes, 4.125%, 2/1/29 (4) 67 67
Howard Hughes, 4.375%, 2/1/31 (4) 34 34
Howard Hughes, 5.375%, 8/1/28 (4) 58 61
Realogy Group, 7.625%, 6/15/25 (4) 15 16
Realogy Group, 9.375%, 4/1/27 (4) 50 56
Taylor Morrison Communities, 5.125%,
8/1/30 (4) 40 43
Weekley Homes, 4.875%, 9/15/28 (4) 15 15
402
Building Products 1.2%
CP Atlas Buyer, 7.00%, 12/1/28 (4) 15 16
Forterra Finance, 6.50%, 7/15/25 (4) 50 54
New Enterprise Stone & Lime, 6.25%,
3/15/26 (4) 15 15
PGT Innovations, 6.75%, 8/1/26 (4) 120 126
Specialty Building Products Holdings,
6.375%, 9/30/26 (4) 40 42
SRS Distribution, 6.125%, 7/1/29 (4) 10 10
Summit Materials, 5.125%, 6/1/25 (4) 15 15
Summit Materials, 5.25%, 1/15/29 (4) 40 42
Summit Materials, 6.50%, 3/15/27 (4) 48 51
371
Cable Operators 11.5%
Altice Financing, 5.00%, 1/15/28 (4) 200 197
Altice France, 5.125%, 1/15/29 (4) 200 198
Altice France, 5.125%, 7/15/29 (4) 200 198
Altice France, 8.125%, 2/1/27 (4) 200 219
Par/Shares $ Value
(Amounts in 000s)
‡
Altice France Holding, 6.00%,
2/15/28 (4) 400 394
C&W Senior Financing, 6.875%,
9/15/27 (4) 200 214
CCO Holdings, 4.50%, 8/15/30 (4) 55 56
CCO Holdings, 4.50%, 5/1/32  55 55
CCO Holdings, 4.50%, 6/1/33 (4) 105 105
CCO Holdings, 4.75%, 3/1/30 (4) 100 104
CCO Holdings, 5.00%, 2/1/28 (4) 195 204
CCO Holdings, 5.125%, 5/1/27 (4) 65 68
CCO Holdings, 5.375%, 6/1/29 (4) 55 60
CSC Holdings, 5.00%, 11/15/31 (4) 200 199
CSC Holdings, 6.50%, 2/1/29 (4) 200 219
CSC Holdings, 7.50%, 4/1/28 (4) 200 219
DISH DBS, 5.125%, 6/1/29 (4) 40 40
DISH DBS, 5.875%, 11/15/24  56 59
DISH DBS, 7.375%, 7/1/28  75 80
DISH DBS, 7.75%, 7/1/26  100 113
Netflix, 5.375%, 11/15/29 (4) 30 35
Netflix, 5.875%, 11/15/28  175 212
Netflix, 6.375%, 5/15/29  195 244
Radiate Holdco, 6.50%, 9/15/28 (4) 60 62
3,554
Chemicals 2.3%
Compass Minerals International,
6.75%, 12/1/27 (4) 55 59
CVR Partners, 9.25%, 6/15/23 (4) 195 195
GPD, 10.125%, 4/1/26 (4) 55 60
Methanex , 5.125%, 10/15/27  56 59
Methanex , 5.25%, 12/15/29  31 32
Methanex , 5.65%, 12/1/44  46 47
Minerals Technologies, 5.00%,
7/1/28 (4) 50 52
SCIH Salt Holdings, 4.875%, 5/1/28 (4) 60 59
SCIH Salt Holdings, 6.625%, 5/1/29 (4) 25 25
Tronox , 4.625%, 3/15/29 (4) 65 66
Univar Solutions USA, 5.125%,
12/1/27 (4) 40 42
696
Conglomerates 0.2%
General Electric, Series D, VR,
3.514% (1) 55 53
53
Consumer Products 0.5%
CD&R Smokey Buyer, 6.75%,
7/15/25 (4) 10 11
Life Time, 5.75%, 1/15/26 (4) 29 30
Life Time, 8.00%, 4/15/26 (4) 35 37
Mattel, 5.45%, 11/1/41  15 17
Mattel, 5.875%, 12/15/27 (4) 15 16
Mattel, 6.20%, 10/1/40  27 33
144
Container 1.3%
Ardagh Packaging Finance, 5.25%,
8/15/27 (4) 200 201
Mauser Packaging Solutions Holding,
7.25%, 4/15/25 (4) 60 59
Mauser Packaging Solutions Holding,
8.50%, 4/15/24 (4) 25 26

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Par/Shares $ Value
(Amounts in 000s)
‡
Pactiv, 7.95%, 12/15/25  40 45
Pactiv, 8.375%, 4/15/27  67 76
407
Drugs 0.3%
Teva Pharmaceutical Finance, 6.15%,
2/1/36  73 78
78
Energy 9.3%
Aethon United BR, 8.25%, 2/15/26 (4) 30 32
Archrock Partners, 6.875%, 4/1/27 (4) 40 42
Cheniere Energy Partners, 4.50%,
10/1/29  70 74
Cheniere Energy Partners, 5.625%,
10/1/26  11 11
Citgo Holding, 9.25%, 8/1/24 (4) 135 138
CITGO Petroleum, 7.00%, 6/15/25 (4) 95 99
Comstock Resources, 6.75%,
3/1/29 (4) 35 37
Comstock Resources, 9.75%, 8/15/26  65 70
Continental Resources, 4.90%, 6/1/44  70 76
Continental Resources, 5.75%,
1/15/31 (4) 75 88
CrownRock , 5.625%, 10/15/25 (4) 10 10
DCP Midstream, Series A, VR,
7.375% (1)(5) 24 23
DCP Midstream Operating, 5.625%,
7/15/27  55 60
DCP Midstream Operating, 6.75%,
9/15/37 (4) 30 35
DCP Midstream Operating, 8.125%,
8/16/30  40 52
Endeavor Energy Resources, 5.75%,
1/30/28 (4) 24 25
Endeavor Energy Resources, 6.625%,
7/15/25 (4) 10 11
EQT, 5.00%, 1/15/29  15 17
EQT, 7.625%, 2/1/25  10 12
EQT, 8.50%, 2/1/30  78 101
Exterran Energy Solutions, 8.125%,
5/1/25  32 29
Hilcorp Energy I, 5.75%, 2/1/29 (4) 30 31
Hilcorp Energy I, 6.00%, 2/1/31 (4) 35 36
Independence Energy Finance, 7.25%,
5/1/26 (4) 55 56
Magnolia Oil & Gas Operating, 6.00%,
8/1/26 (4) 60 62
NGL Energy Operating, 7.50%,
2/1/26 (4) 181 188
NGL Energy Partners, 7.50%, 11/1/23  148 144
NuStar Logistics, 5.75%, 10/1/25  35 37
Occidental Petroleum, 6.125%, 1/1/31  35 39
Occidental Petroleum, 6.375%, 9/1/28  30 33
Occidental Petroleum, 6.45%, 9/15/36  10 11
Occidental Petroleum, 7.50%, 5/1/31  6 7
Occidental Petroleum, 7.875%,
9/15/31  11 13
Occidental Petroleum, 7.95%, 6/15/39  65 78
Occidental Petroleum, 8.00%, 7/15/25  50 59
Occidental Petroleum, 8.50%, 7/15/27  70 85
Par/Shares $ Value
(Amounts in 000s)
‡
Occidental Petroleum, 8.875%,
7/15/30  155 199
Range Resources, 8.25%, 1/15/29 (4) 25 28
Range Resources, 9.25%, 2/1/26  50 55
Solaris Midstream Holdings, 7.625%,
4/1/26 (4) 30 31
Tallgrass Energy Partners, 5.50%,
9/15/24 (4) 13 13
Tallgrass Energy Partners, 5.50%,
1/15/28 (4) 110 111
Tallgrass Energy Partners, 6.00%,
3/1/27 (4) 20 20
Tallgrass Energy Partners, 6.00%,
12/31/30 (4) 60 61
Tallgrass Energy Partners, 7.50%,
10/1/25 (4) 30 33
Targa Resources Partners, 4.00%,
1/15/32 (4) 65 64
Targa Resources Partners, 5.375%,
2/1/27  5 5
Targa Resources Partners, 5.875%,
4/15/26  5 5
Targa Resources Partners, 6.50%,
7/15/27  12 13
Targa Resources Partners, 6.875%,
1/15/29  122 135
Transocean Phoenix 2, 7.75%,
10/15/24 (4) 14 14
Transocean Pontus, 6.125%, 8/1/25 (4) 25 25
Transocean Proteus, 6.25%,
12/1/24 (4) 21 21
USA Compression Partners, 6.875%,
4/1/26  20 21
USA Compression Partners, 6.875%,
9/1/27  15 16
Vine Energy Holdings, 6.75%,
4/15/29 (4) 90 91
2,882
Entertainment & Leisure 3.0%
Carnival, 7.625%, 3/1/26 (4) 125 137
Carnival, 9.875%, 8/1/27 (4) 50 59
Carnival, 11.50%, 4/1/23 (4) 40 46
Cedar Fair, 5.25%, 7/15/29  23 23
Cedar Fair, 5.375%, 4/15/27  30 30
Cedar Fair, 5.50%, 5/1/25 (4) 90 94
NCL, 5.875%, 3/15/26 (4) 85 88
NCL Finance, 6.125%, 3/15/28 (4) 25 26
Royal Caribbean Cruises, 5.50%,
4/1/28 (4) 95 100
Royal Caribbean Cruises, 9.125%,
6/15/23 (4) 10 11
Royal Caribbean Cruises, 10.875%,
6/1/23 (4) 40 46
Royal Caribbean Cruises, 11.50%,
6/1/25 (4) 55 64
SeaWorld Parks & Entertainment,
9.50%, 8/1/25 (4) 106 114
Six Flags Theme Parks, 7.00%,
7/1/25 (4) 15 16
Vail Resorts, 6.25%, 5/15/25 (4) 25 26

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Par/Shares $ Value
(Amounts in 000s)
‡
Viking Cruises, 7.00%, 2/15/29 (4) 30 31
Viking Cruises, 13.00%, 5/15/25 (4) 20 23
934
Exploration & Production 0.2%
Apache, 4.875%, 11/15/27  45 47
Apache, 6.00%, 1/15/37  5 6
53
Financial 6.3%
Acrisure , 7.00%, 11/15/25 (4) 112 114
Acrisure , 10.125%, 8/1/26 (4) 83 93
Alliant Holdings Intermediate, 6.75%,
10/15/27 (4) 15 15
AmWINS Group, 7.75%, 7/1/26 (4) 107 113
AssuredPartners , 5.625%, 1/15/29 (4) 50 50
DAE Funding, 5.00%, 8/1/24 (4) 48 49
Enact Holdings, 6.50%, 8/15/25 (4) 90 98
GTCR AP Finance, 8.00%, 5/15/27 (4) 27 29
Home Point Capital, 5.00%, 2/1/26 (4) 20 19
HUB International, 7.00%, 5/1/26 (4) 105 109
Icahn Enterprises, 6.25%, 5/15/26  111 117
LPL Holdings, 4.00%, 3/15/29 (4) 50 50
MGIC Investment, 5.25%, 8/15/28  25 26
Midcap Financial Issuer Trust, 6.50%,
5/1/28 (4) 200 208
Navient , 4.875%, 3/15/28  70 69
Navient , 5.00%, 3/15/27  25 25
Navient , 6.125%, 3/25/24  57 61
Navient , 6.75%, 6/25/25  72 79
Navient , 6.75%, 6/15/26  98 108
Navient , 7.25%, 1/25/22  84 87
Navient , 7.25%, 9/25/23  29 32
OneMain Finance, 6.125%, 3/15/24  13 14
OneMain Finance, 6.625%, 1/15/28  105 119
OneMain Finance, 6.875%, 3/15/25  35 40
OneMain Finance, 7.125%, 3/15/26  10 12
OneMain Finance, 8.875%, 6/1/25  25 28
PennyMac Financial Services, 4.25%,
2/15/29 (4) 50 48
PennyMac Financial Services, 5.375%,
10/15/25 (4) 30 31
Quicken Loans, 5.25%, 1/15/28 (4) 60 63
SLM, 4.20%, 10/29/25  35 37
1,943
Food 1.6%
B&G Foods, 5.25%, 4/1/25  17 18
Chobani , 4.625%, 11/15/28 (4) 20 21
Chobani , 7.50%, 4/15/25 (4) 135 140
Kraft Heinz Foods, 6.875%, 1/26/39  23 32
Kraft Heinz Foods, 7.125%, 8/1/39 (4) 20 28
Post Holdings, 4.50%, 9/15/31 (4) 65 64
Post Holdings, 5.625%, 1/15/28 (4) 80 84
Post Holdings, 5.75%, 3/1/27 (4) 20 21
Triton Water Holdings, 6.25%,
4/1/29 (4) 77 77
485
Forest Products 0.2%
Mercer International, 5.125%,
2/1/29 (4) 35 36
Par/Shares $ Value
(Amounts in 000s)
‡
Mercer International, 5.50%, 1/15/26  10 10
46
Gaming 5.7%
Affinity Gaming, 6.875%, 12/15/27 (4) 20 21
Caesars Entertainment, 8.125%,
7/1/27 (4) 135 149
Caesars Resort Collection, 5.75%,
7/1/25 (4) 35 37
International Game Technology,
4.125%, 4/15/26 (4) 200 206
MGM China Holdings, 5.875%,
5/15/26 (4) 200 211
MGM Growth Properties Operating
Partnership, 3.875%, 2/15/29 (4) 45 45
MGM Growth Properties Operating
Partnership, 5.75%, 2/1/27  15 17
MGM Resorts International, 6.00%,
3/15/23  25 27
Midwest Gaming Borrower, 4.875%,
5/1/29 (4) 45 45
Peninsula Pacific Entertainment,
8.50%, 11/15/27 (4) 95 102
Scientific Games International, 7.00%,
5/15/28 (4) 10 11
Scientific Games International, 7.25%,
11/15/29 (4) 15 17
Scientific Games International, 8.25%,
3/15/26 (4) 285 306
Scientific Games International, 8.625%,
7/1/25 (4) 30 33
Stars Group Holdings, 7.00%,
7/15/26 (4) 50 52
Studio City Finance, 5.00%,
1/15/29 (4) 200 204
Wynn Las Vegas, 5.25%, 5/15/27 (4) 187 197
Wynn Resorts Finance, 5.125%,
10/1/29 (4) 80 83
1,763
Health Care 6.9%
Avantor Funding, 4.625%, 7/15/28 (4) 85 88
Bausch Health, 4.875%, 6/1/28 (4) 75 75
Bausch Health, 5.50%, 11/1/25 (4) 20 21
Bausch Health, 6.25%, 2/15/29 (4) 80 78
Bausch Health, 7.00%, 3/15/24 (4) 4 4
Bausch Health, 7.00%, 1/15/28 (4) 7 7
Bausch Health, 7.25%, 5/30/29 (4) 462 476
Bausch Health, 9.00%, 12/15/25 (4) 50 54
Bausch Health Americas, 8.50%,
1/31/27 (4) 110 118
Bausch Health Americas, 9.25%,
4/1/26 (4) 65 70
CHS, 6.00%, 1/15/29 (4) 50 52
CHS, 6.875%, 4/15/29 (4) 35 36
CHS, 8.00%, 12/15/27 (4) 95 104
DaVita, 4.625%, 6/1/30 (4) 50 51
Legacy LifePoint Health, 6.75%,
4/15/25 (4) 32 34
Molina Healthcare, 4.375%,
6/15/28 (4) 40 41

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Par/Shares $ Value
(Amounts in 000s)
‡
Organon Finance 1, 5.125%,
4/30/31 (4) 200 205
Radiology Partners, 9.25%, 2/1/28 (4) 24 26
RegionalCare Hospital Partners
Holdings, 9.75%, 12/1/26 (4) 145 156
RP Escrow Issuer, 5.25%, 12/15/25 (4) 30 31
Select Medical, 6.25%, 8/15/26 (4) 20 21
Tenet Healthcare, 6.125%, 10/1/28 (4) 230 240
Tenet Healthcare, 6.875%, 11/15/31  81 90
Tenet Healthcare, 7.50%, 4/1/25 (4) 42 45
2,123
Information Technology 2.2%
Banff Merger Sub, 9.75%, 9/1/26 (4) 32 34
Boxer Parent, 7.125%, 10/2/25 (4) 20 21
Boxer Parent, 9.125%, 3/1/26 (4) 20 21
CommScope , 7.125%, 7/1/28 (4) 65 70
CommScope , 8.25%, 3/1/27 (4) 20 21
Expedia Group, 4.625%, 8/1/27 (4) 30 34
Expedia Group, 6.25%, 5/1/25 (4) 18 21
Go Daddy Operating, 5.25%,
12/1/27 (4) 20 21
LogMeIn, 5.50%, 9/1/27 (4) 35 36
Photo Holdings Merger Sub, 8.50%,
10/1/26 (4) 119 130
SS&C Technologies, 5.50%,
9/30/27 (4) 75 79
Uber Technologies, 7.50%, 5/15/25 (4) 20 22
Uber Technologies, 7.50%, 9/15/27 (4) 120 131
Veritas U.S., 7.50%, 9/1/25 (4) 25 26
667
Lodging 0.8%
Hilton Domestic Operating, 5.375%,
5/1/25 (4) 10 11
Hilton Domestic Operating, 5.75%,
5/1/28 (4) 15 16
Hilton Worldwide Finance, 4.875%,
4/1/27  27 28
Marriott Ownership Resorts, 6.125%,
9/15/25 (4) 30 32
Marriott Ownership Resorts, 6.50%,
9/15/26  30 31
Park Intermediate Holdings, 4.875%,
5/15/29 (4) 35 36
Park Intermediate Holdings, 5.875%,
10/1/28 (4) 30 32
Park Intermediate Holdings, 7.50%,
6/1/25 (4) 20 22
RHP Hotel Properties, 4.75%,
10/15/27  18 18
XHR, 4.875%, 6/1/29 (4) 20 20
246
Manufacturing 0.3%
Apex Tool Group, 9.00%, 2/15/23 (4) 30 30
Hillenbrand, 3.75%, 3/1/31  15 15
Hillenbrand, 5.00%, 9/15/26  2 2
Hillenbrand, 5.75%, 6/15/25  5 5
Mueller Water Products, 4.00%,
6/15/29 (4) 30 31
83
Par/Shares $ Value
(Amounts in 000s)
‡
Metals & Mining 5.0%
Alcoa Nederland Holding, 5.50%,
12/15/27 (4) 200 216
Arconic , 6.00%, 5/15/25 (4) 20 21
Arconic , 6.125%, 2/15/28 (4) 53 56
Big River Steel, 6.625%, 1/31/29 (4) 95 104
Cleveland-Cliffs, 9.875%, 10/17/25 (4) 20 23
Constellium , 3.75%, 4/15/29 (4) 250 242
FMG Resources, 5.125%, 5/15/24 (4) 95 103
Freeport-McMoRan, 5.00%, 9/1/27  25 26
Freeport-McMoRan, 5.25%, 9/1/29  95 105
Freeport-McMoRan, 5.40%, 11/14/34  64 76
Freeport-McMoRan, 5.45%, 3/15/43  80 97
GrafTech Finance, 4.625%,
12/15/28 (4) 32 33
Hecla Mining, 7.25%, 2/15/28  130 143
Hudbay Minerals, 4.50%, 4/1/26 (4) 32 32
Hudbay Minerals, 6.125%, 4/1/29 (4) 62 65
Joseph T. Ryerson & Son, 8.50%,
8/1/28 (4) 67 74
New Gold, 7.50%, 7/15/27 (4) 25 27
Novelis , 4.75%, 1/30/30 (4) 100 105
1,548
Other Telecommunications 1.0%
Consolidated Communications, 6.50%,
10/1/28 (4) 57 62
Embarq, 7.995%, 6/1/36  45 51
Level 3 Financing, 3.75%, 7/15/29 (4) 50 48
Lumen Technologies, 4.50%,
1/15/29 (4) 125 121
Zayo Group Holdings, 6.125%,
3/1/28 (4) 25 25
307
Real Estate Investment Trust
Securities 0.2%
Service Properties Trust, 4.35%,
10/1/24  67 66
66
Restaurants 0.7%
1011778 BC ULC, 5.75%, 4/15/25 (4) 10 10
Dave & Buster's, 7.625%, 11/1/25 (4) 77 82
Golden Nugget, 6.75%, 10/15/24 (4) 35 35
Yum! Brands, 5.35%, 11/1/43  54 56
Yum! Brands, 6.875%, 11/15/37  35 43
226
Retail 1.6%
L Brands, 6.625%, 10/1/30 (4) 45 51
L Brands, 6.694%, 1/15/27  4 5
L Brands, 7.50%, 6/15/29  35 40
L Brands, 9.375%, 7/1/25 (4) 55 70
LSF9 Atlantis Holdings, 7.75%,
2/15/26 (4) 40 41
PetSmart, 7.75%, 2/15/29 (4) 250 274
Rent-A-Center, 6.375%, 2/15/29 (4) 15 16
497
Satellites 2.7%
Hughes Satellite Systems, 6.625%,
8/1/26  230 255

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Par/Shares $ Value
(Amounts in 000s)
‡
Hughes Satellite Systems, 7.625%,
6/15/21  6 6
Intelsat Jackson Holdings, 9.50%,
9/30/22 (4) 355 417
Telesat Canada, 6.50%, 10/15/27 (4) 89 85
Viasat , 5.625%, 4/15/27 (4) 80 84
847
Services 6.5%
Adtalem Global Education, 5.50%,
3/1/28 (4) 70 70
Advantage Sales & Marketing, 6.50%,
11/15/28 (4) 35 37
Allied Universal Holdco, 6.625%,
7/15/26 (4) 65 69
Allied Universal Holdco, 9.75%,
7/15/27 (4) 90 99
Avis Budget Car Rental, 5.75%,
7/15/27 (4) 30 32
Avis Budget Car Rental, 5.75%,
7/15/27 (4) 25 26
Black Knight InfoServ , 3.625%,
9/1/28 (4) 60 59
eG Global Finance, 8.50%,
10/30/25 (4) 200 212
Fair Isaac, 5.25%, 5/15/26 (4) 29 32
Gartner, 4.50%, 7/1/28 (4) 20 21
GFL Environmental, 8.50%, 5/1/27 (4) 66 72
H&E Equipment Services, 3.875%,
12/15/28 (4) 165 160
Performance Food Group, 5.50%,
10/15/27 (4) 80 84
Picasso Finance Sub, 6.125%,
6/15/25 (4) 22 23
Presidio Holdings, 4.875%, 2/1/27 (4) 35 36
Presidio Holdings, 8.25%, 2/1/28 (4) 45 49
Prime Security Services Borrower,
5.75%, 4/15/26 (4) 46 50
Prime Security Services Borrower,
6.25%, 1/15/28 (4) 140 144
Sabre GLBL, 7.375%, 9/1/25 (4) 30 32
Sabre GLBL, 9.25%, 4/15/25 (4) 47 55
Shift4 Payments, 4.625%, 11/1/26 (4) 25 26
Staples, 7.50%, 4/15/26 (4) 109 113
Staples, 10.75%, 4/15/27 (4) 90 92
United Rentals North America, 3.875%,
2/15/31  60 60
Vertical Holdco, 7.625%, 7/15/28 (4) 200 215
WASH Multifamily Acquisition, 5.75%,
4/15/26 (4) 40 42
WeWork , 7.875%, 5/1/25 (4) 60 61
White Cap Buyer, 6.875%, 10/15/28 (4) 25 26
1,997
Supermarkets 1.7%
Albertsons, 3.50%, 3/15/29 (4) 215 206
Albertsons, 4.875%, 2/15/30 (4) 25 26
Albertsons, 5.875%, 2/15/28 (4) 125 133
Albertsons, 7.50%, 3/15/26 (4) 35 38
New Albertsons, 7.45%, 8/1/29  27 32
New Albertsons, 8.00%, 5/1/31  29 36
Par/Shares $ Value
(Amounts in 000s)
‡
United Natural Foods, 6.75%,
10/15/28 (4) 45 48
519
Transportation 0.2%
Watco , 6.50%, 6/15/27 (4) 70 74
74
Utilities 3.1%
Calpine, 5.125%, 3/15/28 (4) 145 145
FirstEnergy, Series C, 7.375%,
11/15/31  25 33
NextEra Energy Operating Partners,
4.25%, 9/15/24 (4) 3 3
NextEra Energy Operating Partners,
4.50%, 9/15/27 (4) 24 26
NiSource, VR, 5.65% (1)(5) 24 25
Pacific Gas & Electric, 4.55%, 7/1/30  113 118
Pattern Energy Operations, 4.50%,
8/15/28 (4) 15 15
PG&E, 5.00%, 7/1/28  90 90
PG&E, 5.25%, 7/1/30  60 61
Pike, 5.50%, 9/1/28 (4) 45 46
Terraform Global Operating, 6.125%,
3/1/26 (4) 113 116
Vistra Operations, 4.375%, 5/1/29 (4) 172 172
Vistra Operations, 5.00%, 7/31/27 (4) 19 20
Vistra Operations, 5.50%, 9/1/26 (4) 60 62
Vistra Operations, 5.625%, 2/15/27 (4) 15 16
948
Wireless Communications 1.1%
Sprint, 7.125%, 6/15/24  121 139
Sprint, 7.625%, 2/15/25  3 4
Sprint Capital, 6.875%, 11/15/28  96 120
T-Mobile USA, 2.625%, 2/15/29  50 48
T-Mobile USA, 2.875%, 2/15/31  45 43
354
Total Corporate Bonds (Cost
$27,757) 28,959
MUNICIPAL SECURITIES 0.5%
Puerto Rico 0.5%
Puerto Rico Commonwealth, Public
Improvement, Series A, GO, 5.25%,
7/1/23 (3)(6) 160 134
Puerto Rico Commonwealth, Public
Improvement, Series A, GO, 5.25%,
7/1/25 (3)(6) 25 23
Total Municipal Securities (Cost
$155) 157
SHORT-TERM INVESTMENTS 1.5%
Money Market Funds 1.5%
T. Rowe Price Government Reserve
Fund, 0.02% (7)(8) 466 466
466

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 0.04%, 11/4/21 (9) 15 15
15
$ Value
(Amounts in 000s)
‡
Total Short-Term Investments (Cost
$481) 481
Total Investments in
Securities 99.0%
(Cost $29,279) $ 30,584
Other Assets Less Liabilities 1.0% 295
Net Assets 100.0% $ 30,879
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Perpetual security with no stated maturity date.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $419 and represents 1.4% of net assets.
(3) Non-income producing
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $22,023 and represents
71.3% of net assets.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(6) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(7) Seven-day yield
(8) Affiliated Companies
(9) At May 31, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
EUR Euro
GO General Obligation
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive
5.00% Quarterly, Pay upon credit default, 12/20/21 * 5 — — —
Barclays Bank, Protection Sold (Relevant Credit: Royal Caribbean Cruises, B2*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/23 25 2 (1) 3
Barclays Bank, Protection Sold (Relevant Credit: Tesla, B1*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/21 35 — — —
Citibank, Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/21 * 30 1 — 1
Citibank, Protection Sold (Relevant Credit: Royal Caribbean Cruises, B2*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/23 25 2 (1) 3
JPMorgan Chase, Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive
5.00% Quarterly, Pay upon credit default, 12/20/21 * 5 — — —
Total Bilateral Credit Default Swaps, Protection Sold (2) 7
Total Bilateral Swaps (2) 7
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive 5.00% Quarterly,
Pay upon credit default, 6/20/23 11 — — —
Total Centrally Cleared Credit Default Swaps, Protection Sold —
Total Centrally Cleared Swaps —
Net payments (receipts) of variation margin to date —
Variation margin receivable (payable) on centrally cleared swaps $ —
*
Credit ratings as of May 31, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s
(S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 8/20/21 USD 126 EUR 103 $ (1)
Morgan Stanley 8/20/21 USD 126 EUR 103 (1)
State Street 8/20/21 EUR 309 USD 378 —
State Street 8/20/21 USD 124 EUR 102 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ (2)

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.02% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
02/28/21
Purchase
Cost
Sales
Cost
Value
05/31/21
T. Rowe Price Government Reserve Fund, 0.02% $ 1,326  ¤  ¤ $ 466^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $0 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $466.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO
Unaudited

Notes to Portfolio of Investments
T. Rowe Price High Yield Multi-Sector Account Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 29,179 $ — $ 29,179
Convertible Preferred Stocks — 924 — 924
Short-Term Investments 466 15 — 481
Total Securities 466 30,118 — 30,584
Swaps — 5 — 5
Total $ 466 $ 30,123 $ — $ 30,589
Liabilities
Swaps* $ — $ — $ — $ —
Forward Currency Exchange Contracts — 2 — 2
Total $ — $ 2 $ — $ 2
1
Includes Convertible Bonds, Corporate Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.